Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments	12 Months Ended
Dec. 31, 2012
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments

The following table provides the detail of federal funds sold, securities purchased under short-term resale agreements (generally less than one year) and other short-term investments. The majority of interest-earning deposits at December 31, 2012, were held at the Federal Reserve.

	December 31,
(in millions)	2012	2011
Federal funds sold and securities
purchased under resale agreements	$33,884	24,255
Interest-earning deposits	102,408	18,917
Other short-term investments	1,021	1,195
Total	$137,313	44,367

       We have classified in loans securities purchased under long-term resale agreements (generally one year or more), which totaled $9.5 billion and $8.7 billion at December 31, 2012 and 2011, respectively. For additional information on the collateral we receive from other entities under resale agreements and securities borrowings, see the “Pledged Assets and Collateral” section of Note 14.